Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges generated by hedge instruments - Cash flow hedges [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges generated by hedge instruments [Line Items]
Cash flow hedge net gains (losses)	$ (118,838)	$ (373,581)
Interbank loans [Member]
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges generated by hedge instruments [Line Items]
Cash flow hedge net gains (losses)	(2,343)	974
Time deposits and other time liabilities [Member]
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges generated by hedge instruments [Line Items]
Cash flow hedge net gains (losses)		(8,816)
Issued debt instruments [Member]
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges generated by hedge instruments [Line Items]
Cash flow hedge net gains (losses)	415	21,701
Debt instruments at FVOCI [Member]
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges generated by hedge instruments [Line Items]
Cash flow hedge net gains (losses)	(22,571)	(33,509)
Loans and accounts receivable at amortised cost [Member]
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges generated by hedge instruments [Line Items]
Cash flow hedge net gains (losses)	$ (94,339)	$ (353,931)